Note 8 - Notes Payable	6 Months Ended
Feb. 28, 2015
Notes
Note 8 - Notes Payable

NOTE 8—NOTES PAYABLE

As of February 28, 2015 and August, 2014 the Company’s notes payable consisted of the following:

	February 28,	August 31,
	2015	2014
Note payable bearing interest at 13.5% per annum, originated June 22, 2012, original maturity date of June 22, 2013. This note bears a default interest rate of 18.5%*.	$2,950,000	$2,700,000

Note payable bearing interest at 12.0% per annum, originated December 27, 2012, original maturity date of December 27, 2013. This note is in default and currently bears a default interest rate of 17.0% plus late fees[1].	1,000,000	1,000,000

Note payable bearing interest at 12.0% per annum, originated February 1, 2013, original maturity date of August 1, 2014. This note is in default and currently bears a default interest rate of 17.0% plus late fees¹.	550,000	550,000

Note payable bearing interest at 12.0% per annum, originated February 1, 2013, original maturity date of August 1, 2014. This note is in default and currently bears a default interest rate of 17.0% plus late fees¹.	650,000	650,000

Note payable bearing interest at 12.0% per annum, originated February 1, 2013, original maturity date of August 1, 2014. This note is in default and currently bears a default interest rate of 17.0% plus late fees¹.	800,000	800,000

Note payable bearing interest at 12.0% per annum, originated October 30, 2013, original maturity date of November 30, 2013. This note is in default and currently bears a default interest rate of 17.0% plus late fees¹.	99,166	99,166

Note payable bearing interest at 13.3% per annum, originated August 13, 2013, original maturity date of August 1, 2014. This note is in default and currently bears a default interest rate of 18.3% plus late fees¹.	90,000	90,000

Note payable bearing interest at 12.0% per annum, originated June 7, 2013, original maturity date of June 7, 2016. This note is in default and currently bears a default interest rate of 17.0% plus late fees ¹.	500,000	500,000

Note payable bearing interest at 12% per annum, originated August 24, 2013, original maturity date of October 24, 2014. This note is in default and currently bears a default interest rate of 18.3% plus late fees¹.	8,656	8,656

Note payable originated October 2, 2014, original maturity date of October 16, 2014, interest obligation of $5,000.	100,000	-

Note payable bearing interest at 10.0% per annum, originated December 4, 2013, due on October 15, 2014. This note is currently in default and bears a default interest rate of 15.0%.	560,000	560,000

Notes payable bearing interest at 5.0% per annum, originated August 31, 2014, payable upon demand.	80,000	80,000

Notes Payable bearing interest at 18.0% per annum originated May 8, 2014, payable upon demand.	225,000	250,000

Notes Payable bearing interest at 7.4% per annum, originated July 11, 2014 maturity date of April 13, 2015.	53,662	126,577

Secured borrowings	222,666	449,722

Total notes payable	$7,889,150	$7,866,299
Less: current-term portion of notes payable	(7,389,150)	(7,366,299)
Long-term notes payable	$500,000	$500,000

[1]              Each of these notes is to either: a former director or to various trusts related to but not controlled by that party.  Those parties collectively own more than 21% of the Company's common stock.

In addition to the notes payable noted in the table above, on September 25, 2014, the Company entered into a note payable with a principal balance of $100,000, bearing an interest obligation of $5,000 per annum and due on October 9, 2014. The note was repaid in full during the period ended February 28, 2015 through the payment of $100,000 in cash.

Secured Borrowings

 As of February 28, 2015, the Company has entered into various accounts receivable financing arrangements with third parties for a combined principal amount received in cash of $670,000. The terms of the arrangements require the Company to repay the principal balance plus an additional $252,650 for total remittance of $922,650.  The terms of repayment require the Company to remit to the lender between 15 and 24 percent of all future receivables arising from credit card, debit card and prepaid transactions until such time as the total remittance is paid in full.  These borrowing is secured by the assets of the Company.

The additional $252,650 will be recognized as interest expense over the estimated terms of the agreements.  The terms are not fixed due to the variable repayment terms; however, management currently estimates such terms to be between approximately two (2) and eight (8) months. The ending principal balance of these borrowings at February 28, 2015 and August 31, 2014 was $222,666 and $449,722, respectively (debt of debt discounts of $64,079 and $161,899, respectively).